ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Change in the Components of Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 233,666	$ 308,846	$ 487,750	$ 233,666	$ 487,750	$ 484,492
Other comprehensive income (loss) before reclassifications				8,630	(2,286)	25
Adoption of ASU 2018-02						(2,137)
Amounts reclassified from AOCI		(9)	(48)	(25)	318
Purchase accounting adjustments to eliminate Predecessor’s accumulated other comprehensive (loss) income	10,027
Ending balance		290,785	444,997	308,846	233,666	487,750
Predecessors
AOCI Attributable to Parent, Net of Tax
Beginning balance	439,722			439,722
Ending balance					439,722
Total Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax
Beginning balance	0	8,605	(8,059)	0	(8,059)	(5,947)
Ending balance	0	6,567	(9,895)	8,605	0	(8,059)
Total Accumulated Other Comprehensive Income (Loss) | Predecessors
AOCI Attributable to Parent, Net of Tax
Beginning balance	(10,027)			(10,027)
Ending balance					(10,027)
Net Currency Translation Gains (Losses)
AOCI Attributable to Parent, Net of Tax
Beginning balance		7,774	2,885		2,885	4,428
Other comprehensive income (loss) before reclassifications				7,774	(2,286)	(1,543)
Adoption of ASU 2018-02						0
Amounts reclassified from AOCI		0	0	0	0
Purchase accounting adjustments to eliminate Predecessor’s accumulated other comprehensive (loss) income	(599)
Ending balance	0	5,727	1,001	7,774		2,885
Net Currency Translation Gains (Losses) | Predecessors
AOCI Attributable to Parent, Net of Tax
Beginning balance	599			599
Ending balance					599
Funded Status of Benefit Plans
AOCI Attributable to Parent, Net of Tax
Beginning balance		831	(10,944)		(10,944)	(10,375)
Other comprehensive income (loss) before reclassifications				856	0	1,568
Adoption of ASU 2018-02						(2,137)
Amounts reclassified from AOCI		(9)	(48)	(25)	318
Purchase accounting adjustments to eliminate Predecessor’s accumulated other comprehensive (loss) income	10,626
Ending balance	0	$ 840	$ (10,896)	831		$ (10,944)
Funded Status of Benefit Plans | Predecessors
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ (10,626)			$ (10,626)
Ending balance					$ (10,626)